Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

July 2, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Institutional Trust

(Filing relates to Western Asset SMASh Series M Fund, Western Asset SMASh Series C Fund, Western Asset SMASh Series EC Fund and Western Asset SMASh Series TF Fund (the “Funds”))

(File Nos. 33-49552 and 811-06740)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Institutional Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the form of Prospectus and the Statement of Additional Information relating to the Funds, each a series of the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 129 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment was filed via the EDGAR system on June 24, 2019 and became effective on June 28, 2019.

Please call the undersigned at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz